Vanguard Global Capital Cycles Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)
Aerospace & Defense (3.8%)
BWX Technologies Inc.	507,253	29,472
Lockheed Martin Corp.	50,749	19,116
		48,588
Building Products (1.3%)
Cie de Saint-Gobain	405,437	16,513

Coal & Consumable Fuels (3.3%)
Cameco Corp.	3,037,094	27,121
JSC National Atomic Company Kazatomprom	274,369	3,685
1 NAC Kazatomprom JSC GDR	935,375	12,563
		43,369
Construction & Engineering (1.6%)
Vinci SA	187,943	21,087

Construction Materials (2.4%)
LafargeHolcim Ltd. (XPAR)	380,459	19,540
LafargeHolcim Ltd. (XSWX)	218,500	11,279
		30,819
Diversified Banks (5.5%)
Bank of America Corp.	1,439,061	45,000
Bank of China Ltd.	30,240,000	12,331
ING Groep NV	1,191,074	13,487
		70,818
Diversified Capital Markets (2.0%)
UBS Group AG	2,196,656	25,998

Diversified Metals & Mining (16.5%)
Anglo American plc	2,260,058	58,168
BHP Group Ltd.	1,103,444	27,048
BHP Group plc ADR	1,277,411	54,188
Glencore plc	11,324,254	34,181
Rio Tinto plc ADR	774,221	40,267
		213,852
Electric Utilities (1.5%)
Avangrid Inc.	383,932	19,216

Electrical Components & Equipment (1.2%)
Legrand SA	193,248	15,097

Fertilizers & Agricultural Chemicals (2.4%)
Mosaic Co.	564,227	11,217
Nutrien Ltd.	428,359	20,471
		31,688
Gas Utilities (4.1%)
Rubis SCA	525,609	30,479

UGI Corp.	486,881	23,210
		53,689
Gold (12.1%)
Agnico Eagle Mines Ltd.	842,966	51,817
Barrick Gold Corp.	2,614,443	45,387
Gold Fields Ltd. ADR	3,180,031	19,652
Newcrest Mining Ltd.	1,814,615	39,610
		156,466
Heavy Electrical Equipment (1.4%)
Mitsubishi Electric Corp.	1,299,700	18,569

Household Products (2.8%)
Procter & Gamble Co.	286,849	35,716

Integrated Oil & Gas (1.0%)
TOTAL SA	244,774	12,941

Integrated Telecommunication Services (4.0%)
China Unicom Hong Kong Ltd.	38,464,000	37,868
Verizon Communications Inc.	239,701	14,494
		52,362
Internet & Direct Marketing Retail (3.0%)
Expedia Group Inc.	281,865	38,520

Life & Health Insurance (6.3%)
AIA Group Ltd.	4,160,600	41,432
Sony Financial Holdings Inc.	1,876,700	40,374
		81,806
Multi-Utilities (6.7%)
Engie SA	4,084,542	68,395
National Grid plc	1,530,401	17,894
		86,289
Oil & Gas Exploration & Production (2.9%)
Cabot Oil & Gas Corp.	942,902	17,576
Viper Energy Partners LP	828,676	19,946
		37,522
Pharmaceuticals (2.8%)
Allergan plc	49,992	8,804
Bristol-Myers Squibb Co.	252,393	14,480
Ono Pharmaceutical Co. Ltd.	658,000	12,395
		35,679
Property & Casualty Insurance (2.7%)
Intact Financial Corp.	51,100	5,234
Intact Financial Corp. Ordinary Shares	293,061	30,238
		35,472

Real Estate Operating Companies (1.3%)
* BR Properties SA		5,480,400	16,603

Semiconductors (1.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		448,223	23,142

Specialty Chemicals (0.5%)
* Livent Corp.		881,041	6,044

Total Common Stocks (Cost $1,194,035)			1,227,865
	Coupon
Temporary Cash Investment (5.0%)
Money Market Fund (5.0%)
2 Vanguard Market Liquidity Fund (Cost
$65,570)	1.984%	655,657	65,572
Total Investments (99.9%) (Cost $1,259,605)			1,293,437
Other Assets and Liabilities-Net (0.1%)			854
Net Assets (100%)			1,294,291

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the value of this security represented 1.0% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Global Capital Cycles Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	636,931	590,934	—
Temporary Cash Investments	65,572	—	—
Total	702,503	590,934	—